Condensed Consolidated Statements of Changes in Shareholders' Deficit - USD ($)	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Common Stock [Member] Aspire Biopharma Inc [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Aspire Biopharma Inc [Member]	Retained Earnings [Member]	Retained Earnings [Member] Aspire Biopharma Inc [Member]	Total	Aspire Biopharma Inc [Member]
Balance at Dec. 31, 2020							$ (47,000)		$ (47,000)
Balance, shares at Dec. 31, 2020
Net income (loss)							(464,173)		(464,173)
Issuance of common stock for cash			$ 45,000		34,500				79,500
Issuance of common stock for cash, shares			90,000,000
Issuance of common stock for services			$ 137,650		(137,650)				0
Issuance of common stock for services, shares			275,300,000
Issuance of common stock for cash			$ 1,000		49,000				50,000
Issuance of common stock for cash, shares			2,000,000
Issuance of common stock for services			$ 700		(700)				0
Issuance of common stock for services, shares			1,400,000
Issuance of common stock for cash			$ 1,000		49,000				50,000
Issuance of common stock for cash, shares			2,000,000
Issuance of common stock for cash			$ 3,000		147,000				150,000
Issuance of common stock for cash, shares			6,000,000
Issuance of common stock for cash			$ 5,000		245,000				250,000
Issuance of common stock for cash, shares			10,000,000
Issuance of common stock for subscription receivable			$ 8,000		392,000				400,000
Issuance of common stock for subscription receivable, shares			16,000,000
Balance at Dec. 31, 2021		$ 719	$ 201,350	$ 24,281	778,150	$ (25,475)	(511,173)	$ (475)	468,327
Balance, shares at Dec. 31, 2021		7,187,500	402,700,000
Remeasurement for Class A shares to redemption value				(19,955,941)		(13,253,382)		(33,209,323)
Net income (loss)						3,340,238	(597,117)	3,340,238	(597,117)
Proceeds from Initial Public Offering Costs allocated to Public Warrants (net of offering costs)				5,286,660				5,286,660
Proceeds from issuance of Private Placement Warrants to Sponsor				14,645,000				14,645,000
Issuance of common stock for services			$ 100		(100)
Issuance of common stock for services, shares			200,000
Issuance of common stock for services			$ 50		(50)
Issuance of common stock for services, shares			100,000
Issuance of common stock for assets			$ 20,000		(20,000)
Issuance of common stock for assets, shares			40,000,000
Balance at Dec. 31, 2022		$ 719	$ 221,500		758,000	(9,938,620)	(1,108,290)	(9,937,901)	(128,790)
Balance, shares at Dec. 31, 2022		7,187,500	443,000,000
Remeasurement for Class A shares to redemption value						(3,196,998)		(3,196,998)
Net income (loss)						2,872,433		2,872,433
Balance at Mar. 31, 2023		$ 719				(10,263,185)		(10,262,466)
Balance, shares at Mar. 31, 2023		7,187,500
Balance at Dec. 31, 2022		$ 719	$ 221,500		758,000	(9,938,620)	(1,108,290)	(9,937,901)	(128,790)
Balance, shares at Dec. 31, 2022		7,187,500	443,000,000
Net income (loss)								4,614,991	(282,286)
Balance at Sep. 30, 2023	$ 719			10,812,500		(10,876,173)		(62,954)
Balance, shares at Sep. 30, 2023	7,187,500
Balance at Dec. 31, 2022		$ 719	$ 221,500		758,000	(9,938,620)	(1,108,290)	(9,937,901)	(128,790)
Balance, shares at Dec. 31, 2022		7,187,500	443,000,000
Remeasurement for Class A shares to redemption value						(5,813,213)		(5,813,213)
Net income (loss)						4,464,079	(359,071)	4,464,079	(359,071)
Contribution - shareholder non-redemption agreements				118,298				118,298
Shareholder non-redemption agreements				(118,298)				(118,298)
Conversion of Class B shares to Class A	$ 719	$ (719)
Conversion of Class B shares to Class A, shares	7,187,500	(7,187,500)
Reduction of U/W Fee Payable				10,812,500				10,812,500
Face value of convertible note in excess of fair value				152,430				152,430
Balance at Dec. 31, 2023	$ 719		$ 221,500	10,964,930	758,000	(11,287,754)	(1,467,361)	(322,105)	(487,861)
Balance, shares at Dec. 31, 2023	7,187,500		443,000,000
Balance at Mar. 31, 2023		$ 719				(10,263,185)		(10,262,466)
Balance, shares at Mar. 31, 2023		7,187,500
Remeasurement for Class A shares to redemption value						(2,100,063)		(2,100,063)
Net income (loss)						1,811,817		1,811,817
Contribution - shareholder non-redemption agreements				118,298				118,298
Shareholder non-redemption agreements				(118,298)				(118,298)
Conversion of Class B shares to Class A	$ 719	$ (719)
Conversion of Class B shares to Class A, shares	7,187,500	(7,187,500)
Reduction of U/W Fee Payable				10,812,500				10,812,500
Balance at Jun. 30, 2023	$ 719			10,812,500		(10,551,431)		261,788
Balance, shares at Jun. 30, 2023	7,187,500
Remeasurement for Class A shares to redemption value						(255,484)		(255,484)
Net income (loss)						(69,258)		(69,258)	(65,535)
Balance at Sep. 30, 2023	$ 719			10,812,500		(10,876,173)		(62,954)
Balance, shares at Sep. 30, 2023	7,187,500
Balance at Dec. 31, 2023	$ 719		$ 221,500	10,964,930	758,000	(11,287,754)	(1,467,361)	(322,105)	(487,861)
Balance, shares at Dec. 31, 2023	7,187,500		443,000,000
Remeasurement for Class A shares to redemption value						(234,853)		(234,853)
Face value of convertible note in excess of fair value				242,489				242,489
Issuance of subscription shares				213,764				213,764
Net income (loss)						(2,467,101)		(2,467,101)
Balance at Mar. 31, 2024	$ 719			11,421,183		(13,989,708)		(2,567,806)
Balance, shares at Mar. 31, 2024	7,187,500
Balance at Dec. 31, 2023	$ 719		$ 221,500	10,964,930	758,000	(11,287,754)	(1,467,361)	(322,105)	(487,861)
Balance, shares at Dec. 31, 2023	7,187,500		443,000,000
Remeasurement for Class A shares to redemption value								(481,511)
Net income (loss)							(571,372)	(3,606,378)	(571,372)
Issuance of common stock for cash			$ 161		257,484				257,645
Issuance of common stock for cash, shares			322,059
Balance at Sep. 30, 2024	$ 719		$ 221,661	8,863,852	1,015,484	(15,375,643)	(2,038,733)	(6,511,072)	(801,588)
Balance, shares at Sep. 30, 2024	7,187,500		443,322,059
Balance at Mar. 31, 2024	$ 719			11,421,183		(13,989,708)		(2,567,806)
Balance, shares at Mar. 31, 2024	7,187,500
Remeasurement for Class A shares to redemption value						(169,912)		(169,912)
Face value of convertible note in excess of fair value				26,967				26,967
Issuance of subscription shares				(2,584,298)				(2,584,298)
Net income (loss)						(602,258)		(602,258)
Contribution - shareholder non-redemption agreements				784,302				784,302
Shareholder non-redemption agreements				(784,302)				(784,302)
Balance at Jun. 30, 2024	$ 719			8,863,852		(14,761,878)		(5,897,307)
Balance, shares at Jun. 30, 2024	7,187,500
Remeasurement for Class A shares to redemption value						(76,746)		(76,746)
Net income (loss)						(537,019)		(537,019)	(243,629)
Balance at Sep. 30, 2024	$ 719		$ 221,661	$ 8,863,852	$ 1,015,484	$ (15,375,643)	$ (2,038,733)	$ (6,511,072)	$ (801,588)
Balance, shares at Sep. 30, 2024	7,187,500		443,322,059